INCOME TAX EXPENSES - Additional Information (Details)	Dec. 31, 2023 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 14,178,123,000
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	429,819,000
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	100,462,000
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	843,487
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	12,781,349,000
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 23,007,000